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                 JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK
                               601 Congress Street
                                Boston, MA 02210


February 26, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company of New York Separate Account A ("Registrant")
          Registration Statement on Form N-4
          File No. 333-61283

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the forms of the prospectus and statement of additional information dated February 12, 2007 contain no changes from the forms of prospectus and statement of additional information contained in the most recent post-effective amendment, and the supplements filed pursuant to Rule 497(e), all filed via EDGAR on Form N-4 on February 12, 2007.

     If you have any questions, please call Arnold R. Bergman at (617) 663-2184 or, in his absence, me at (617) 663-3192.


Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel